Consolidated Statements of Equity - USD ($) $ in Thousands	Total	AerCap Holdings N.V. shareholders’ equity	Ordinary share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Accumulated retained earnings	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2020			138,847,345
Beginning balance at Dec. 31, 2020	$ 8,932,486	$ 8,864,470	$ 1,721	$ 2,078,125	$ (459,994)	$ (155,085)	$ 7,399,703	$ 68,016
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(323)							(323)
Repurchase of shares	(35,406)	(35,406)			(35,406)
Share-based compensation	96,087	96,087		96,087
Ordinary shares issued, net of tax withholdings	(13,625)	(13,625)		(233,175)	209,499		10,051
Total comprehensive (loss) income	1,085,181	1,076,257				75,750	1,000,507	8,924
GECAS Transaction, stock issued during period (in shares)			111,500,000
GECAS Transaction, stock issued during period, value	6,582,960	6,582,960	$ 1,303	6,581,657
Ending balance (in shares) at Dec. 31, 2021			250,347,345
Ending balance at Dec. 31, 2021	16,647,360	16,570,743	$ 3,024	8,522,694	(285,901)	(79,335)	8,410,261	76,617
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(3,957)							(3,957)
Repurchase of shares	(1,458)	(1,458)			(1,458)
Share-based compensation	102,848	102,848		102,848
Ordinary shares issued, net of tax withholdings	(16,146)	(16,146)		(39,508)	32,660		(9,298)
Total comprehensive (loss) income	(533,597)	(538,480)				187,561	(726,041)	4,883
Ending balance (in shares) at Dec. 31, 2022			250,347,345
Ending balance at Dec. 31, 2022	16,195,050	16,117,507	$ 3,024	8,586,034	(254,699)	108,226	7,674,922	77,543
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(12,034)							(12,034)
Redemption of non-controlling interest	(100,000)	(22,953)		(22,953)				(77,047)
Repurchase of shares	(2,618,547)	(2,618,547)			(2,618,547)
Share cancellation (in shares)			(34,803,606)
Share cancellation	0		$ (348)	(2,001,587)	2,001,935
Share-based compensation	97,058	97,058		97,058
Ordinary shares issued, net of tax withholdings	(20,404)	(20,404)		(63,996)	52,006		(8,414)
Total comprehensive (loss) income	3,047,923	3,036,169				(99,922)	3,136,091	11,754
Ending balance (in shares) at Dec. 31, 2023			215,543,739
Ending balance at Dec. 31, 2023	$ 16,589,046	$ 16,588,830	$ 2,676	$ 6,594,556	$ (819,305)	$ 8,304	$ 10,802,599	$ 216